Investment Objectives and Goals - M3Sixty Onchain U.S. Government Money Market Fund	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]

The investment objective of the M3Sixty Onchain U.S. Government Money Market Fund (the “Fund”) is to provide investors with a high level of current income consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value (“NAV”) per share.